SCHEDULE OF UNDISCOUNTED CASH FLOW LEASE OBLIGATIONS (Details)	Mar. 31, 2026 HKD ($)
IfrsStatementLineItems [Line Items]
Total	$ 610,500
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	222,000
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	222,000
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	$ 166,500